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Innovator Gradient Tactical Rotation Strategy ETF
Innovator Gradient Tactical Rotation Strategy ETF
Investment Objective
The Fund seeks to provide long term capital appreciation with an objective of providing excess returns over the S&P Global Broad Market Index (“S&P Global BMI”).
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees	Innovator Gradient Tactical Rotation Strategy ETF Innovator Gradient Tactical Rotation Strategy ETF
Management Fees	0.80%
Distribution and Service (12b-1) Fees	none
Other Expenses	none	[1]
Total Annual Fund Operating Expenses	0.80%
[1]	“Other Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
(1)	“Other Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. This example does not include the brokerage commissions that investors may pay to buy and sell Shares.

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Innovator Gradient Tactical Rotation Strategy ETF | Innovator Gradient Tactical Rotation Strategy ETF | USD ($)	81	254

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. Because the Fund has not yet commenced operations, portfolio turnover information is unavailable at this time.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to provide excess returns over the S&P Global BMI utilizing a rules-based investment process. The S&P Global BMI is a market capitalization-weighted index providing a broad measure of global equities markets. Gradient Investments, LLC (“Gradient”) and Penserra Capital Management LLC (“Penserra,” and together with Gradient, the “Sub-Advisers”) each serve as investment sub-advisers to the Fund. Penserra is responsible for implementing the Fund’s investment program by, among other things, trading portfolio securities and performing related services, rebalancing the Fund’s portfolio and providing cash management services in accordance with the strategy signals and investment advice provided by Gradient. The Sub-Advisers are not affiliated with the Fund or Innovator Capital Management, LLC (“Innovator” or the “Adviser”), the Fund’s investment adviser.

The Fund seeks to achieve its investment objective by identifying the global equity market segment that is displaying the strongest price momentum metrics, as described below. Pursuant to its investment strategy, the Fund will invest in equity securities, which will include direct investments in U.S. and non-U.S. listed common stocks and depositary receipts. The Fund’s direct investments in non-U.S. listed securities may be denominated in foreign currency. The Fund may also purchase equity securities of non-U.S. companies that utilize American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”).

The Fund’s active strategy utilizes a rules-based, two-factor approach to create tactical investment opportunities. First, the Fund defines the investable universe by identifying three broad-based geographic equity markets: (1) U.S. markets; (2) international developed markets; and (3) emerging markets. Second, the Fund identifies the following market subsectors within each of the above geographic equity markets:

●	High beta refers to securities that fluctuate to a greater degree when compared to other securities in an equity market;

●	Momentum refers to securities that have had stronger recent performance compared to other securities, on the basis that these securities will continue to increase in value;

●	Neutral broad market refers to securities of issuers with expansive geographic coverage for market diversification that generally fluctuate consistent with broad market conditions; and

●	Low volatility refers to securities that fluctuate to a lesser degree when compared to other securities in an equity market.

“Volatility” is defined as the characteristic of a security to fluctuate in price over a period of time and “beta” is defined as the volatility of a security relative to the total market.

The Fund’s resulting investable universe consists of ten market segments. Nine of the market segments are comprised of equity securities that provide investment exposure to a combination of (1) one of the three geographic equity markets (U.S., international developed or emerging) and (2) one of the four equity market subsectors (high beta, momentum, neutral broad market or low volatility). Each of these nine global equity market segments are represented by the equity securities that comprise an index (each, a “Market Segment Index”), as identified in the chart below. The tenth segment represents the Fund’s investment in cash or cash equivalents (e.g., short-term U.S. Treasury bills) to the extent that no Market Segment Index is identified for investment, as further described below.

U.S. High Beta Index	International Developed Momentum Index	Emerging Market Momentum Index
U.S. Neutral Broad Market Index	International Developed Neutral Broad Market Index	Emerging Market Neutral Broad Market Index
U.S. Low Volatility Index	International Developed Low Volatility Index	Emerging Market Low Volatility Index
Cash or cash equivalents

For more information on the nine equity market segments, as represented by a Market Segment Index, please see the section entitled “Additional Information About the Fund’s Principal Investment Strategies.”

The investable universe is analyzed based on metrics each month to identify the strongest (and avoid the weakest) geographic equity markets and market subsectors in the global equity markets. On a monthly basis, Gradient uses a top-down price momentum methodology to determine which geographic equity market shows the strongest price momentum trend. Next, Gradient identifies which market subsector has the strongest price momentum trend within the selected geographic equity market to provide an investment instruction (i.e., a “strategy signal”) for which global equity market segment Penserra should invest on behalf of the Fund (if any), as represented by a Market Segment Index. A strong “momentum” view by Gradient indicates a belief that equity securities in the Market Segment Index are more likely than not to sustain movement in a positive direction, rather than change directions. This strategy determination, made by Gradient on behalf of the Fund, will be signaled to Penserra at the end of each month and, if applicable, the Fund’s portfolio will subsequently be adjusted by selling securities and investing in the underlying equity securities of the Market Segment Index that Gradient identifies as having the strongest price momentum trend. In the event that Gradient determines that all nine global equity market segments exhibit a significant and sustained price momentum decline such that none of the Market Segment Indices are expected to provide excess returns over the S&P Global BMI, the Fund will invest in a cash or cash equivalent position until a Market Segment Index with a positive price momentum returns is identified for investment.

Penserra will manage the Fund’s investments in accordance with Gradient’s rules-based investment process. However, Penserra may, at its discretion, invest in a smaller portion of the securities comprising a Market Segment Index that collectively has an investment profile of the index constituents that constitute that of Gradient’s strategy signal. With respect to non-U.S. listed securities in the Market Segment Index selected by Gradient, Penserra expects to invest directly on the foreign exchange unless the applicable Market Segment Index provides for an investment in a depositary receipt. In addition, from time to time, Penserra expects to invest in the ADRs or GDRs of such foreign securities rather than investing directly from the non-U.S. exchange to manage differences in timing of market closures.

The Sub-Advisers’ monthly adjustment to the Fund’s investment strategy will cause the Fund to have a higher portfolio turnover rate than other funds. To the extent the Fund invests a significant portion of its assets in a given geographic region or investment sector, the Fund will be exposed to the risks associated with that geographic region or investment sector.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Principal Risks

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objectives will be achieved. Each risk noted below is considered a principal risk of investing in the Fund, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully.

High Beta Risk. High beta stocks are more sensitive to changes in the market, and thus may be more volatile based on historical market data, compared to the overall market. A portfolio composed of high beta stocks may be subject to greater swings in value and may change unpredictably, thus affecting the value of such securities and, consequently, the value of the Fund.

Low Volatility Risk. While low volatility stocks are seen as having a lower risk profile than the overall markets, they are still subject to the general risks of common stocks. However, a portfolio composed of low volatility stocks may not produce investment exposure that has lower variability to changes in such stocks’ price levels. As such, low volatility stocks may underperform the broader market during periods of rapidly rising stock prices.

Momentum Investing Risk. A momentum style of investing emphasizes investing in securities that have had stronger recent performance compared to other securities, on the basis that these securities will continue to increase in value. Securities that previously exhibited relatively high momentum characteristics may not experience positive momentum or may experience more volatility than the market as a whole. High momentum may also be a sign that the securities’ prices have peaked, and therefore the returns of such securities may be less than the returns of other styles of investing. Momentum can change quickly, and these securities may experience rapid and substantial declines in value. Additionally, there may be periods when the price momentum style of investing is out of favor and the investment performance of the Fund may suffer.

Performance Variability Risk. The performance of the Fund and the Market Segment Indices that represent the global equity market segments the Fund invests in may vary for a variety of reasons. This performance variability may occur because of differences, if any, between the equity securities held in the Fund’s portfolio and those included in a Market Segment Index to the extent the Fund invests in a smaller portion of securities that comprise a Market Segment Index. Performance variability may also occur due to pricing differences, transaction costs incurred by the Fund, the Fund’s holding of cash or cash equivalents, acceptance of custom baskets or the costs to the Fund of complying with various new or existing regulatory requirements, among other reasons. This risk may be heightened during times of increased market volatility or other unusual market conditions. Performance variability may also occur because the Fund incurs fees and expenses, while the equity indices do not. When the Fund rebalances its portfolio, any transaction costs and market exposure arising from such portfolio rebalancing will be borne by the Fund and its shareholders. Due to the time required for the Sub-Advisers to implement the Fund’s investment program on a monthly basis, the Fund’s portfolio may not always correlate to the securities of the Market Segment Index that was selected based on the strategy signal. Errors with respect to the quality, accuracy and completeness of the data used to compile the equity indices may occur from time to time and may not be identified and corrected by the Fund for a period of time or at all.

Equity Securities Risk. Equity securities, including the Fund’s investments in common stocks, may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates. Common stockholders may be subject to greater risks than holders of debt securities or preferred stock because common stockholders claims are subordinated to those of holders of debt securities and preferred stocks upon the bankruptcy of an issuer. The value of Shares will fluctuate with changes in the value of the equity securities the Fund invests in.

Non-U.S. Securities Risk. Investments in securities of non-U.S. companies (particularly in emerging markets) present risks beyond those of securities of U.S. issuers and can be more volatile than investments in U.S. companies. Risks of investing in securities of foreign companies include: different accounting standards; expropriation, nationalization or other adverse political or economic developments; currency devaluation, blockages or transfer restrictions; changes in foreign currency exchange rates; taxes; restrictions on non-U.S. investments and exchange of securities; and less government supervision and regulation of issuers in non-U.S. countries. Further, other diplomatic, political or economic developments can affect investments in foreign companies. Prices of non-U.S. securities may also be more volatile. Finally, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.

Depositary Receipts Risk. The Fund invests in depositary receipts which are currently expected to be comprised of American Depositary Receipts (ADRs) and Global Depositary Receipts (GDRs). Depositary receipts, such as ADRs or GDRs, may be subject to certain of the risks associated with direct investments in the securities of foreign companies, such as currency, political, economic and market risks, because their values depend on the performance of the non-dollar denominated underlying foreign securities. Certain countries may limit the ability to convert depositary receipts into the underlying foreign securities and vice versa, which may cause the securities of the foreign company to trade at a discount or premium to the market price of the related depositary receipts. Depositary receipts may be purchased through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by a depositary and the issuer of the underlying security. A depositary may establish an unsponsored facility without participation by the issuer of the deposited security. Unsponsored receipts may involve higher expenses and may be less liquid. Holders of unsponsored depositary receipts generally bear all the costs of such facilities, and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities.

Emerging Markets Risk. Emerging markets are generally more volatile than markets of more developed countries and may be more likely to experience inflation risk, political turmoil and rapid changes in economic conditions than more developed markets. Emerging market companies are also subject to a greater risk of market closure or manipulation, less liquidity, limited reliable access to capital and exchange delisting. Emerging markets often have less uniformity in accounting and reporting requirements, unreliable securities valuation and greater risk with custody of securities than developed markets. Additionally, emerging markets often have greater risk of capital controls through such measures as taxes or interest rate control than developed markets. Certain emerging market countries may also lack the required infrastructure to attract large amounts of non-U.S. trade and investment. Additionally, the rights and remedies available to investors in emerging market securities may be more limited than those available for investments in more developed markets. Finally, the limitations associated with investments in emerging market companies could impact the Fund’s ability to achieve its investment objective.

Authorized Participant Concentration Risk. Only an authorized participant (“AP”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as APs on an agency basis (i.e., on behalf of other market participants). To the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem “Creation Units” (large blocks of a specified number of Shares), Shares may be more likely to trade at a premium or discount to the Fund’s net asset value (“NAV”) and possibly face trading halts and/or delisting.

Currency Risk. The Fund’s direct investments in foreign-listed securities will be denominated in foreign currency. Changes in currency exchange rates affect the value of investments denominated in a foreign currency, and therefore the value of such investments in the Fund’s portfolio. The Fund’s NAV could decline if a currency to which the Fund has exposure depreciates against the U.S. dollar or if there are delays or limits on repatriation of such currency. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning.

Cyber Security Risk. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding, but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-adviser, as applicable, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. While the Fund has established business continuity plans and risk management systems designed to reduce the risks associated with cyber security, there are inherent limitations in such plans and systems. Additionally, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Sub-Advisers will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.

Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or APs to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to NAV and in greater than normal intra-day bid-ask spreads for Shares.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of assets may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates will not have the same impact on all types of securities. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.

Non-Diversification Risk. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the “Code”). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Portfolio Turnover Risk. The Fund may be subject to high portfolio turnover due to the Fund’s monthly rebalance and reconstitutions. High portfolio turnover (higher than 100%) may result in increased transaction costs to the Fund, including brokerage commissions, dealer markups and other transaction costs on the sale of the securities and on reinvestment in other securities, as well as possible increased taxable distributions.

Premium/Discount Risk. The NAV of Shares will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of Shares will generally fluctuate in accordance with change in NAV as well as the relative supply of and demand for Shares on the Exchange. The Fund cannot predict whether Shares will trade bellow (discount), at or above (premium) their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time.

Security Issuer Risk. Issuer-specific attributes may cause a security held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

Trading Issues Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for such Shares will develop or be maintained. Shares trade on the Exchange at market prices that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. Market makers are under no obligation to make a market in the Shares, and APs are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Performance

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.innovatoretfs.com and will provide some indication of the risks of investing in the Fund.